Fair Value Measurements Fair Value Measurements (Fair Value, Assets Measured on Recurring and Nonrecurring basis) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015
Assets held for sale	$ 3,120	$ 8,840			$ 3,120		$ 0
Gain (Loss) on Disposition of Property Plant Equipment		(12,112)
Goodwill impairment	$ 0	29,316	$ 0	$ 0	$ 29,316	$ 0
Level 1 [Member]
Assets held for sale		0
Level 2 [Member]
Assets held for sale		0
Level 3 [Member]
Assets held for sale		$ 8,840